Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Schedule Of Share Of Capital By Subsidiary [Table Text Block]
The following table shows the subsidiaries in each year:

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2025	12/31/2024	12/31/2023
Direct subsidiaries
Inter&Co Participações Ltda.	Holding Company	13,196,995	BRL	Brazil	100.00%	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	1	EUR	Portugal	100.00%	100.00%	100.00%
Inter US Holding, Inc,	Holding Company	100	US$	USA	100.00%	100.00%	100.00%
Inter Holding Financeira S.A.	Holding Company	401,207,704	BRL	Brasil	100.00%	100.00%	100.00%
Inter Marketplace Intermediação de Negócios e Serviços Ltda.	Marketplace	16,984,271,386	BRL	Brazil	100.00%	100.00%	100.00%
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada	Investment Fund	578,818,030	BRL	Brazil	100.00%	100.00%	—%
Inter&Co Solutions	Provision of services	16,000,000	BRL	Brazil	100.00%	100.00%	—%
Inter Digital Assets – Sociedade Prestadora de Serviços de Ativos Virtuais Ltda. (a)	Virtual Asset Brokerage	6,000,000	BRL	Brazil	100.00%	—%	—%
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	2,593,598,009	BRL	Brazil	100.00%	100.00%	100.00%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	Securities broker	335,000,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Digital Corretora e Consultoria de Seguros S.A.	Insurance broker	60,000	BRL	Brazil	60.00%	60.00%	60.00%
Inter Títulos Imobiliários Fundo de Investimento Imobiliário	Investment Fund	—	BRL	Brazil	—%	97.19%	98.30%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	—	BRL	Brazil	—%	65.17%	86.46%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	230,278,086	BRL	Brazil	100.00%	100.00%	100.00%
Spark Fundo de Investimento Financeiro Multimercado Crédito Privado Investimento no Exterior (b)	Investment Fund	15,000,000	BRL	Brazil	100.00%	100.00%	100.00%
IG Fundo de Investimento Renda Fixa Crédito Privado	Investment Fund	21,506,555	BRL	Brazil	100.00%	100.00%	100.00%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial	Investment Fund	59,027	BRL	Brazil	97.86%	91.29%	99.11%
IM Designs Desenvolvimento de Software S.A (c)	Provision of services	—	BRL	Brazil	—%	50.00%	50.00%
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000	BRL	Brazil	60.00%	60.00%	60.00%
Inter & Co Payments, Inc	Provision of services	1,000	US$	USA	100.00%	100.00%	100.00%
Inter Asset Gestão de Recursos Ltda (d)	Asset management	750,814	BRL	Brazil	70.87%	70.87%	70.87%
Inter Café Ltda.	Provision of services	20,010,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Boutiques Ltda.	Provision of services	9,010,008	BRL	Brazil	100.00%	100.00%	100.00%
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.00%	70.00%	70.00%
Inter Viagens e Entretenimento Ltda.	Provision of services	94,515,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Conectividade Ltda.	Provision of services	33,533,805	BRL	Brazil	100.00%	100.00%	100.00%
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.00%	100.00%	100.00%
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.00%	100.00%	100.00%
Inter Securities LLC	Provision of services	—	US$	USA	100.00%	100.00%	100.00%
Inter&Co Tecnologia e Serviços Financeiros Ltda.	Provision of services	9,896,122,671	BRL	Brazil	100.00%	100.00%	—%
Inter Pag Instituição de Pagamento S.A	Provision of services	1,654,582,386	BRL	Brazil	100.00%	100.00%	50.00%
Inter Us Advisors, LLC	Asset management	—	US$	USA	100.00%	100.00%	—%
Inter Hedge Fundo de Investimento Imobiliário (e)	Investment Fund	19,973,705	BRL	Brazil	100.00%	—%	—%
Inter Oportunidade Imobiliária Fundo de Investimento (f)	Investment Fund	1,785,939	BRL	Brazil	63.78%	—%	—%

(a) On March 20, 2025, Inter Digital Asset was incorporated with the corporate purpose of intermediating virtual assets, encompassing activities such as distribution, underwriting, purchase, sale and exchange of virtual assets, portfolio management, foreign exchange operations and custody services, including safekeeping and control of virtual assets and related instruments;
(b) On July 28, 2025, the corporate name of the fund TBI Fundo De Investimento Crédito Privado Investimento Exterior changed to “Spark Fundo de Investimento Financeiro Multimercado Crédito Privado Investimento no Exterior”;
(c) On July 3, 2025, 50% of the share capital of IM Designs Desenvolvimento de Software S.A. was sold to the holders of the other 50% of the shares for R$2 million. With this transaction, the buyers came to hold 100% of the company's share capital. This sale resulted in a write-off in intangible assets of R$12 million related to IM Design’s goodwill and R$5 million in Banco Inter’s investments. In addition, there was a R$15 million due to loss on sale recorded in the capital gains/losses line;
(d) On January 9, 2026, Banco Inter celebrated an additional participation from Inter Asset Gestão de Recursos, increasing its stake to 99.01%, see explanatory note 35 - Subsequent events;
(e) On February 17, 2025, Banco Inter acquired a stake in Inter Hedge fund. With this acquisition, the fund's financial results were consolidated in Inter&Co's financial statements; and
(f) On August 19, 2025, Banco Inter acquired a stake in Inter Oportunidade Fund. With this acquisition, the fund's financial results were consolidated in Inter&Co's financial statements.

Schedule Of Useful Lives Of Property And Equipment [Table Text Block]	The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives

Buildings, furniture and equipment	10 years
Data processing system and point of sales	5 years

Disclosure of intangible assets with indefinite useful life [text block]	The estimated useful lives of intangible asset items are as follows:

Description	Estimated useful lives
Internally developed software	3 to 10 years
Software and licenses	6 to 10 years